Liberty Government Funds

     Annual Report
    August 31, 2001

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                         INTRODUCING LIBERTY eDELIVERY.

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          call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

--------------------------------------------------------------------------------
 PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[STEVE GIBSON PHOTO]

Dear Shareholder,

A noteworthy investment story for bond investors during the past year began with the stock market's decline and its impact on the economy. As fallout from the tech crash in 2000 began to drag down other market sectors, equity investors saw a relatively abrupt about-face in the dramatic gains from the long-lived bull market of the 1990s. In the wake of the market slump, the economy softened significantly, and investors turned expectantly to the Federal Reserve Board for relief.

While the tech sector's woes proved disastrous for many equity securities, higher-quality sectors of the bond market fared well. It is times like these when the case for a diversified portfolio is strongest; while many stocks have suffered, high quality bonds have rallied.

Recently, tragic events in New York, Washington, DC and Pennsylvania have created a great deal of market uncertainty and wariness. In order to provide our perspective during these trying economic times, we have included an economic commentary from Liberty Senior Economist C. Frazier Evans as a special feature in this report. Though the long-term effects of these incidents are uncertain, please visit www.libertyfunds.com for regularly updated editions of Viewpoint, Frazier's quarterly economic commentary.

In the following report from the portfolio managers of Liberty's government funds, you'll read more about how these significant market events impacted the bond market and the funds' portfolios. We thank you for choosing Liberty Government Funds, and for giving us the opportunity to serve your investment needs.

Respectfully,

/S/ Stephen E. Gibson

Stephen E. Gibson

President

---------------------------------------------------
   HIGHLIGHTS

    LIBERTY INTERMEDIATE GOVERNMENT FUND
    NET ASSET VALUE PER SHARE AS OF 8/31/01 ($)
               CLASS A                  6.61
               CLASS B                  6.61
               CLASS C                  6.61
               CLASS Z                  6.61

    LIBERTY FEDERAL SECURITIES FUND
    NET ASSET VALUE PER SHARE AS OF 8/31/01 ($)
               CLASS A                 10.61
               CLASS B                 10.61
               CLASS C                 10.61
               CLASS Z                 10.61
---------------------------------------------------


Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

-----------------------------------
                 May Lose Value
   Not FDIC     -----------------
   Insured      No Bank Guarantee
-----------------------------------

--------------------------------------------------------------------------------
 SPECIAL ECONOMIC COMMENTARY
--------------------------------------------------------------------------------

[C.FRAZIER EVANS PHOTO]
                                       C. Frazier Evans has more than 30 years
                                       of investment experience at Liberty Funds
                                       Group, where he has held positions as
                                       director of investment research and
                                       portfolio manager of several equity
                                       funds. He has held the title of senior
                                       economist for the past 15 years.

"Everything's changed."

That statement, echoed again and again after the horrific events of September 11, captures the bewilderment following the tragic attacks on the World Trade Center and the Pentagon and the airplane crash in Pennsylvania. It is true that air travel will probably never be the same again. Certainly travel-related industries have been dealt a heavy blow. And the plunge in consumer confidence after the event suggests that a slump in consumer spending may trigger a recession, perhaps extending into the first part of next year. The effect of a possible recession, coupled with the extra costs of supply disruptions and falling demand, means that earnings forecasts for the equity markets are being revised down sharply.

--------------------------------------------------------------------------------
 "DESPITE THE SHOCK AND SORROW WE ALL FEEL IN THE AFTERMATH OF THIS CALAMITY, IT
  IS WORTH EXAMINING WHAT HAS NOT CHANGED ABOUT THE US ECONOMY."
--------------------------------------------------------------------------------

HISTORIC STRENGTHS OF US ECONOMY REMAIN IN PLACE

Despite the shock and sorrow we all feel in the aftermath of this calamity, it is worth examining what has not changed about the US economy. As a people, we still have enormous resiliency, as the reopening of the New York Stock Exchange and other markets illustrated. Our banking system is liquid and in far better shape than at the inception of the Gulf War in 1991. Inflation is low and easing, which gives the Federal Reserve considerable latitude to deal with the situation. Our federal budget surplus provides ample funds for the new claims on federal spending arising from the enormous task of reconstruction, the shoring up of the airline industry, and the identification and punishment of the perpetrators.

INCREASED ACTIVITY POSSIBLE IN 2002

In short, we believe the economy, although shaken, is likely to recover. Indeed, the seeds of recovery have already been sown. The Federal Reserve has created substantial liquidity over the past 12 months. These funds are parked on the sidelines of the economic system but could eventually find their way first into the equity markets and ultimately into the real economy.

Spending initiatives, particularly military spending, could also accelerate economic activity. Inventory liquidation may give way to inventory accumulation, as manufacturers seek to reduce the impact of transportation disruptions on just-in-time inventory management. Although near-term activity is likely to suffer, we believe the economy could commence a recovery at some point next year.

BOND RATES MAY HOLD

The reaction of the bond market to recent events has been a swift steepening of the yield curve. Short rates have dropped. This reflects not only the September 17 rate cut by the Federal Reserve, but also a growing conviction by market participants that more rate cuts are coming.

Bond market participants are concerned that the opening of the Social Security "lock box" could lead to lower retirement of outstanding Treasury debt. This is certainly possible. While reduced retirement of Treasury debt is a probability, this does not necessarily mean that long-term interest rates must rise. Other factors, such as sluggish economic activity, and a projected decline in the rate of inflation, could be more important. While the market has been buffeted by unfolding events, we believe rates should be able to hold at current levels.

--------------------------------------------------------------------------------
 SPECIAL ECONOMIC COMMENTARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 "IT IS INTERESTING TO NOTE THAT SOME OF THE BEST BUYING OPPORTUNITIES IN THE
  STOCK MARKET HAVE OCCURRED DURING PAST RECESSIONS."
--------------------------------------------------------------------------------

WHAT HISTORY INDICATES

Past crises such as the attack on Pearl Harbor, the Cuban missile standoff, the assassination of John F. Kennedy and Iraq's invasion of Kuwait saw the stock market initially sell off and then recover to pre-crisis levels in a matter of sometimes days, sometimes weeks and, in one case, six months. Although historic trends cannot predict future market action, if we look at 10 financial crises over the past 30 years, we see that although the initial market response was negative, the decline was typically toward the end, not the beginning, of a selloff, and was followed in due course by a significant market recovery.

STAY THE COURSE

For those who are concerned that we may be in the midst of a recession that possibly began with the second quarter of this year, it is interesting to note that some of the best buying opportunities in the stock market have occurred during past recessions. The equity markets, being anticipatory by nature, have tended at some point to look through current troubles to eventual recovery on the other side. Whether that point was reached in the early days of trading when the New York Stock Exchange reopened, or at some point later on, cannot be anticipated. What we can say with more confidence is that even a tragedy of this scope, with its incalculable human consequences, is unlikely to permanently cripple a $10 trillion economy.

The opinions expressed are those of the contributor and are subject to change.

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. International investing may pose special risks due to currency exchange rate fluctuations, as well as political, economic and social developments. Investing in smaller stocks may include liquidity risks as well. Bond investing may pose special risks associated with changes in interest rates and changes in the financial strength of issuers of lower-rated bonds.

--------------------------------------------------------------------------------
  FOR C. FRAZIER EVANS' MONTHLY MARKET COMMENTARY VISIT WWW.LIBERTYFUNDS.COM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PERFORMANCE INFORMATION--LIBERTY INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------

Value of a $10,000 investment
8/31/91-8/31/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES, 8/31/91-8/31/01 ($)

                                 without          with
                                  sales           sales
                                  charge         charge
 ----------------------------------------------------------
 Class A                          17,968         17,114
 ----------------------------------------------------------
 Class B                          16,781         16,781
 ----------------------------------------------------------
 Class C                          17,536         17,536
 ----------------------------------------------------------
 Class Z                          18,083         18,083

[Performance Graph]

                                                                                                        LEHMAN BROS. INTERMEDIATE
                                                 CLASS A SHARES WITHOUT     CLASS A SHARES WITH SALES     U.S. GOVERNMENT BOND
                                                      SALES CHARGE                   CHARGE                       INDEX
                                                 ----------------------     -------------------------   -------------------------
8/31/91                                                 10000.00                     9525.00                    10000.00
                                                        10125.00                     9644.06                    10170.00
                                                        10192.80                     9708.68                    10285.90
                                                        10276.40                     9788.29                    10406.30
                                                        10436.70                     9940.99                    10659.20
                                                        10397.10                     9903.21                    10556.80
                                                        10437.60                     9941.83                    10589.50
                                                        10419.90                     9924.93                    10547.20
                                                        10479.30                     9981.50                    10642.10
                                                        10599.80                    10096.30                    10800.70
                                                        10686.70                    10179.10                    10956.20
                                                        10728.40                    10218.80                    11166.60
                                                        10847.50                    10332.20                    11280.50
                                                        10920.10                    10401.40                    11436.10
                                                        10884.10                    10367.10                    11298.90
                                                        10879.80                    10363.00                    11251.50
                                                        10962.40                    10441.70                    11398.90
                                                        11062.20                    10536.70                    11610.90
                                                        11146.30                    10616.80                    11781.50
                                                        11181.90                    10650.80                    11825.10
                                                        11250.10                    10715.80                    11917.40
                                                        11270.40                    10735.00                    11885.20
                                                        11400.00                    10858.50                    12057.50
                                                        11431.90                    10888.90                    12081.60
                                                        11513.10                    10966.20                    12261.70
                                                        11545.30                    10996.90                    12311.90
                                                        11560.30                    11011.20                    12341.50
                                                        11508.30                    10961.70                    12279.80
                                                        11583.10                    11032.90                    12330.10
                                                        11693.20                    11137.70                    12452.20
                                                        11579.70                    11029.70                    12281.60
                                                        11362.00                    10822.30                    12102.30
                                                        11282.50                    10746.60                    12023.60
                                                        11289.30                    10753.00                    12032.00
                                                        11279.10                    10743.40                    12034.50
                                                        11426.90                    10884.10                    12192.10
                                                        11452.00                    10908.00                    12227.50
                                                        11387.90                    10847.00                    12126.00
                                                        11394.70                    10853.50                    12128.40
                                                        11348.00                    10809.00                    12073.80
                                                        11376.40                    10836.00                    12113.70
                                                        11568.60                    11019.10                    12311.10
                                                        11761.80                    11203.10                    12548.70
                                                        11827.70                    11265.90                    12617.70
                                                        11967.20                    11398.80                    12764.10
                                                        12294.00                    11710.00                    13124.00
                                                        12357.90                    11770.90                    13208.00
                                                        12365.30                    11778.00                    13214.60
                                                        12467.90                    11875.70                    13324.30
                                                        12590.10                    11992.10                    13413.60
                                                        12732.40                    12127.60                    13561.10
                                                        12913.20                    12299.80                    13726.60
                                                        13075.90                    12454.80                    13862.50
                                                        13180.50                    12554.40                    13978.90
                                                        12953.80                    12338.50                    13830.80
                                                        12863.10                    12252.10                    13767.10
                                                        12792.40                    12184.70                    13727.20
                                                        12741.20                    12136.00                    13720.40
                                                        12889.00                    12276.80                    13860.30
                                                        12917.40                    12303.80                    13903.30
                                                        12905.70                    12292.70                    13918.60
                                                        13116.10                    12493.10                    14098.10
                                                        13348.20                    12714.20                    14329.30
                                                        13561.80                    12917.60                    14502.70
                                                        13443.80                    12805.20                    14424.40
                                                        13511.00                    12869.30                    14479.20
                                                        13516.50                    12874.40                    14502.40
                                                        13375.90                    12740.50                    14419.70
                                                        13549.80                    12906.20                    14582.60
                                                        13660.90                    13012.00                    14696.40
                                                        13815.20                    13159.00                    14822.80
                                                        14119.20                    13448.50                    15095.50
                                                        14017.50                    13351.70                    15038.10
                                                        14195.50                    13521.30                    15202.10
                                                        14395.70                    13711.90                    15379.90
                                                        14423.00                    13738.00                    15413.80
                                                        14560.10                    13868.50                    15538.60
                                                        14742.10                    14041.80                    15740.60
                                                        14725.90                    14026.40                    15723.30
                                                        14753.80                    14053.00                    15772.00
                                                        14804.00                    14100.80                    15847.80
                                                        14944.60                    14234.80                    15957.10
                                                        15040.30                    14325.90                    16064.00
                                                        15073.40                    14357.40                    16125.10
                                                        15397.50                    14666.10                    16429.80
                                                        15810.10                    15059.10                    16812.60
                                                        15721.60                    14974.80                    16841.20
                                                        15698.00                    14952.30                    16789.00
                                                        15745.10                    14997.20                    16854.50
                                                        15817.50                    15066.20                    16930.30
                                                        15485.30                    14749.80                    16698.40
                                                        15586.00                    14845.70                    16808.60
                                                        15656.10                    14912.50                    16854.00
                                                        15444.80                    14711.10                    16751.20
                                                        15373.70                    14643.50                    16774.60
                                                        15283.00                    14557.10                    16776.30
                                                        15289.10                    14562.90                    16799.80
                                                        15463.40                    14728.90                    16944.30
                                                        15495.90                    14759.90                    16978.20
                                                        15500.50                    14764.30                    16990.00
                                                        15406.00                    14674.20                    16937.40
                                                        15292.00                    14565.60                    16879.80
                                                        15443.40                    14709.80                    17019.90
                                                        15628.70                    14886.30                    17213.90
                                                        15608.40                    14867.00                    17207.00
                                                        15591.20                    14850.60                    17253.50
                                                        15850.00                    15097.20                    17527.80
                                                        15935.60                    15178.70                    17643.50
                                                        16173.10                    15404.80                    17841.10
                                                        16252.30                    15480.30                    17996.30
                                                        16384.00                    15605.70                    18120.50
                                                        16695.20                    15902.20                    18386.90
                                                        17034.20                    16225.00                    18710.50
                                                        17219.80                    16401.90                    18959.30
                                                        17347.30                    16523.30                    19133.80
                                                        17432.30                    16604.20                    19271.50
                                                        17317.20                    16494.60                    19209.80
                                                        17403.80                    16577.10                    19288.60
                                                        17457.80                    16628.50                    19350.30
                                                        17808.70                    16962.70                    19712.20
8/31/01                                                 17968.00                    17114.00                    19887.60

The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index that tracks the performance of U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Average annual total return as of 8/31/01 (%)

Share class                            A                      B                      C                   Z
Inception                          10/13/87                6/8/92                 8/1/97              1/29/99
---------------------------------------------------------------------------------------------------------------------
                               without    with        without    with        without    with          without
                                sales     sales        sales     sales        sales     sales          sales
                               charge    charge       charge    charge       charge    charge          charge
---------------------------------------------------------------------------------------------------------------------
1-year                          11.10     5.83         10.31     5.31         10.46     9.46           11.37
---------------------------------------------------------------------------------------------------------------------
5-year                           6.85     5.81          6.05     5.74          6.33     6.33            6.98
---------------------------------------------------------------------------------------------------------------------
10-year                          6.03     5.52          5.31     5.31          5.78     5.78            6.10

Average annual total return as of 6/30/01 (%)

Share class                            A                      B                      C                   Z
---------------------------------------------------------------------------------------------------------------------
                               without    with        without    with        without    with          without
                                sales     sales        sales     sales        sales     sales          sales
                               charge    charge       charge    charge       charge    charge          charge
---------------------------------------------------------------------------------------------------------------------
1-year                          10.12     4.89         9.33      4.33         9.49      8.49           10.39
---------------------------------------------------------------------------------------------------------------------
5-year                           6.26     5.23         5.47      5.14         5.76      5.76            6.38
---------------------------------------------------------------------------------------------------------------------
10-year                          5.96     5.45         5.25      5.25         5.71      5.71            6.02

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower.

--------------------------------------------------------------------------------
      30-DAY SEC YIELD (%)
      (UNAUDITED)

       Class A shares              4.70
       Class B shares              4.19
       Class C shares              4.36
       Class Z shares              5.17

       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE
       30-DAY SEC YIELD WOULD HAVE BEEN 4.21%
       FOR CLASS C SHARES.

       DISTRIBUTIONS DECLARED PER SHARE 9/1/00-8/31/01 ($)

       CLASS A                     0.351
       CLASS B                     0.304
       CLASS C                     0.313
       CLASS Z                     0.367

       EFFECTIVE NOVEMBER 1, 2001, WE MADE A CHANGE TO
       LIBERTY INTERMEDIATE GOVERNMENT FUND'S INVESTMENT
       STRATEGY. THE PARAMETERS OF THIS NEWLY-EXPANDED
       INVESTMENT STRATEGY ALLOW THE FUND TO INVEST UP TO
       20% OF ITS ASSETS IN NON-GOVERNMENT, INVESTMENT
       GRADE BONDS AND INCREASE ITS HEDGING FLEXIBILITY.
       THIS CHANGE DOES NOT AFFECT THE FUND'S DURATION, OR
       INTEREST RATE SENSITIVITY.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT--LIBERTY
INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------

Liberty Intermediate Government Fund turned out strong performance for the period, posting a total return of 11.10% for class A shares (without sales charge). The fund's performance was consistent with both its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index, which posted a total return of 11.48%, and its peers, the Lipper Intermediate U.S. Government Funds, which averaged 11.03%.(1) Falling interest rates and low inflation in the midst of a dramatically softening economy contributed to the fund's solid performance.

INTEREST RATES DECLINED

During the first half of the period, many investors began to anticipate a lowering interest rate environment. However, the Fed behaved cautiously during this time, fearful that low unemployment and a tightening labor market might lead to wage inflation. The market's continued downturn led to a severe decline in capital spending and further economic weakness. When the Fed began lowering the federal funds rate in January, long-term rates rose briefly due to fears that a rapid economic turnaround would trigger inflation.

The picture shifted dramatically during the second half of the period. The Fed's easing caused a substantial and fairly consistent decline in short-term rates. However, while capital spending slowed and layoffs were announced, the impact on the unemployment rate was negligible. Concerns that wage pressure might lead to inflation prevented long-term rates from falling as they had been, and the yield curve steepened once more. As the extent of the weakness in the economy became clear, however, inflation concerns began to diminish. Toward the end of the period, the market seemed to expect further easing and economic weakness, along with inflation levels that would be beneficial for bonds.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

FUND FOCUSED ON DURATION IN THE MIDST OF DECLINING RATES

As declining rates exert a positive influence on bond prices, we focused on duration, or interest rate sensitivity, during the period. As rates began to decline in anticipation of Fed action, we focused on lengthening the average duration of the portfolio. Our strategy paid off during the second half of the period as the Fed began cutting rates between its regularly scheduled meetings. This was telling for the bond market, as it confirmed the extent of the economy's weakness. As the Fed lowered the federal funds rate throughout 2001, our greater interest rate sensitivity continued to boost fund performance.

We began to lessen our interest rate exposure toward the end of the period. Although the economy continued to show significant weakness, we felt the position of the yield curve dictated that the dramatic pace at which rates had been falling was unlikely to be sustained.

CONTINUED ECONOMIC WEAKNESS LIKELY

As we move toward 2002, we anticipate continued weakness in the economy. In the wake of the recent terrorist attacks, aggressive action from the Fed may create sufficient liquidity to see the US through this crisis. This stance, coupled with massive layoffs in transportation and related industries, creates the potential for further interest rate reductions. Although a prolonged, steep yield curve is generally good for fixed-income securities, the fact remains that we have entered uncharted territory, which creates a great deal of uncertainty in the bond market and in the economy in general.

/s/ LESLIE W. FINNEMORE/s/ ANN T. PETERSON
LESLIE W. FINNEMORE                  ANN T. PETERSON

                           /S/ MICHAEL R. BISSONNETTE
                             MICHAEL R. BISSONNETTE

Leslie W. Finnemore, Ann T. Peterson and Michael R. Bissonnette are co-portfolio managers of Liberty Intermediate Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------
[PERFORMANCE PIE CHART]

Less than one year                                                                1.90
1-5 years                                                                        69.10
5-10 years                                                                       17.00
10-20 years                                                                       6.20
Greater than 20 years                                                             5.80


Maturity breakdowns are calculated as a percentage of total net assets. Net other assets, cash, cash equivalents and any bonds with an average life of one year or less are included into the 0-1 year average life class. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

--------------------------------------------------------------------------------
SECTOR BREAKDOWN (%)
--------------------------------------------------------------------------------
[SECTOR BREAKDOWN BAR CHART]

                                                                       AS OF 8/31/01                      AS OF 8/31/00
                                                                       -------------                      -------------
FNMAs MBS                                                                  39.10                              26.60
GNMAs MBS                                                                  11.70                              21.60
Treasury Securities                                                        36.60                              33.40
FHLMCs                                                                      4.80                              16.00
SBA                                                                         2.10                               2.40
Other Agency                                                                5.70                               0.00


Sector breakdowns are calculated as a percentage of total investments, excluding short-term obligations. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------
 PERFORMANCE INFORMATION--LIBERTY FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------

Value of a $10,000 investment
8/31/91-8/31/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES, 8/31/91-8/31/01 ($)

                                   without          with
                                    sales          sales
                                   charge          charge
 ----------------------------------------------------------
 Class A                            20,077         19,123
 ----------------------------------------------------------
 Class B                            18,725         18,725
 ----------------------------------------------------------
 Class C                            19,594         19,594
 ----------------------------------------------------------
 Class Z                            20,209         20,209

[Performance Graph]

                                                                                                        LEHMAN BROS. INTERMEDIATE
                                                 CLASS A SHARES WITHOUT     CLASS A SHARES WITH SALES     U.S. GOVERNMENT BOND
                                                      SALES CHARGE                   CHARGE                       INDEX
                                                 ----------------------     -------------------------   -------------------------
8/31/1991                                               10000.00                     9525.00                    10000.00
                                                        10230.00                     9744.08                    10170.00
                                                        10310.80                     9821.05                    10285.90
                                                        10382.00                     9888.82                    10406.30
                                                        10788.90                    10276.50                    10659.20
                                                        10596.90                    10093.50                    10556.80
                                                        10658.40                    10152.10                    10589.50
                                                        10592.30                    10089.10                    10547.20
                                                        10644.20                    10138.60                    10642.10
                                                        10816.60                    10302.80                    10800.70
                                                        10939.90                    10420.30                    10956.20
                                                        11155.40                    10625.50                    11166.60
                                                        11240.20                    10706.30                    11280.50
                                                        11356.00                    10816.60                    11436.10
                                                        11254.90                    10720.30                    11298.90
                                                        11268.40                    10733.20                    11251.50
                                                        11458.90                    10914.60                    11398.90
                                                        11767.10                    11208.20                    11610.90
                                                        12056.60                    11483.90                    11781.50
                                                        12100.00                    11525.20                    11825.10
                                                        12219.80                    11639.30                    11917.40
                                                        12230.80                    11649.80                    11885.20
                                                        12568.30                    11971.30                    12057.50
                                                        12622.40                    12022.80                    12081.60
                                                        12831.90                    12222.40                    12261.70
                                                        12908.90                    12295.70                    12311.90
                                                        12941.20                    12326.50                    12341.50
                                                        12770.40                    12163.80                    12279.80
                                                        12854.60                    12244.00                    12330.10
                                                        13030.80                    12411.80                    12452.20
                                                        12714.10                    12110.20                    12281.60
                                                        12279.30                    11696.00                    12102.30
                                                        12156.50                    11579.00                    12023.60
                                                        12172.30                    11594.10                    12032.00
                                                        12082.20                    11508.30                    12034.50
                                                        12323.90                    11738.50                    12192.10
                                                        12352.20                    11765.50                    12227.50
                                                        12117.50                    11541.90                    12126.00
                                                        12086.00                    11511.90                    12128.40
                                                        12030.40                    11459.00                    12073.80
                                                        12132.70                    11556.40                    12113.70
                                                        12396.00                    11807.10                    12311.10
                                                        12735.60                    12130.70                    12548.70
                                                        12790.40                    12182.80                    12617.70
                                                        12996.30                    12379.00                    12764.10
                                                        13581.10                    12936.00                    13124.00
                                                        13668.00                    13018.80                    13208.00
                                                        13601.10                    12955.00                    13214.60
                                                        13765.60                    13111.80                    13324.30
                                                        13904.70                    13244.20                    13413.60
                                                        14123.00                    13452.10                    13561.10
                                                        14368.70                    13686.20                    13726.60
                                                        14615.90                    13921.60                    13862.50
                                                        14718.20                    14019.00                    13978.90
                                                        14278.10                    13599.90                    13830.80
                                                        14075.30                    13406.80                    13767.10
                                                        13951.50                    13288.80                    13727.20
                                                        13841.30                    13183.80                    13720.40
                                                        14042.00                    13375.00                    13860.30
                                                        14065.80                    13397.70                    13903.30
                                                        14008.20                    13342.80                    13918.60
                                                        14295.30                    13616.30                    14098.10
                                                        14667.00                    13970.30                    14329.30
                                                        14957.40                    14246.90                    14502.70
                                                        14754.00                    14053.20                    14424.40
                                                        14789.40                    14086.90                    14479.20
                                                        14796.80                    14094.00                    14502.40
                                                        14548.20                    13857.20                    14419.70
                                                        14827.50                    14123.20                    14582.60
                                                        14964.00                    14253.20                    14696.40
                                                        15173.50                    14452.70                    14822.80
                                                        15645.30                    14902.20                    15095.50
                                                        15448.20                    14714.40                    15038.10
                                                        15704.60                    14958.70                    15202.10
                                                        15992.00                    15232.40                    15379.90
                                                        16028.80                    15267.50                    15413.80
                                                        16214.80                    15444.60                    15538.60
                                                        16461.20                    15679.30                    15740.60
                                                        16408.50                    15629.10                    15723.30
                                                        16446.30                    15665.10                    15772.00
                                                        16515.40                    15730.90                    15847.80
                                                        16690.40                    15897.60                    15957.10
                                                        16852.30                    16051.80                    16064.00
                                                        16874.20                    16072.70                    16125.10
                                                        17318.00                    16495.40                    16429.80
                                                        17839.30                    16991.90                    16812.60
                                                        17644.80                    16806.70                    16841.20
                                                        17620.20                    16783.20                    16789.00
                                                        17694.20                    16853.70                    16854.50
                                                        17812.70                    16966.60                    16930.30
                                                        17317.50                    16494.90                    16698.40
                                                        17443.90                    16615.30                    16808.60
                                                        17499.80                    16668.50                    16854.00
                                                        17205.80                    16388.50                    16751.20
                                                        17085.30                    16273.80                    16774.60
                                                        16919.60                    16115.90                    16776.30
                                                        16868.80                    16067.60                    16799.80
                                                        17099.90                    16287.70                    16944.30
                                                        17120.50                    16307.20                    16978.20
                                                        17084.50                    16273.00                    16990.00
                                                        16932.40                    16128.10                    16937.40
                                                        16815.60                    16016.90                    16879.80
                                                        16982.10                    16175.40                    17019.90
                                                        17245.30                    16426.20                    17213.90
                                                        17191.80                    16375.20                    17207.00
                                                        17142.00                    16327.70                    17253.50
                                                        17491.70                    16660.80                    17527.80
                                                        17619.40                    16782.50                    17643.50
                                                        17924.20                    17072.80                    17841.10
                                                        18006.60                    17151.30                    17996.30
                                                        18172.30                    17309.10                    18120.50
                                                        18570.30                    17688.20                    18386.90
                                                        19014.10                    18110.90                    18710.50
                                                        19213.80                    18301.10                    18959.30
                                                        19392.40                    18471.30                    19133.80
                                                        19456.40                    18532.30                    19271.50
                                                        19261.90                    18346.90                    19209.80
                                                        19333.10                    18414.80                    19288.60
                                                        19406.60                    18484.80                    19350.30
                                                        19874.30                    18930.30                    19712.20
8/31/2001                                               20077.50                    19123.00                    19887.60

The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index that tracks the performance of U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Average annual total return as of 8/31/01 (%)

Share class                                      A                    B                    C                Z
Inception                                     3/30/84              6/8/92               8/1/97           1/11/99
-----------------------------------------------------------------------------------------------------------------
                                         without     with     without     with     without     with      without
                                          sales     sales      sales     sales      sales     sales       sales
                                         charge     charge    charge     charge    charge     charge     charge
-----------------------------------------------------------------------------------------------------------------
1-year                                    12.12      6.79      11.32      6.32      11.47     10.47       12.39
-----------------------------------------------------------------------------------------------------------------
5-year                                     7.47      6.43       6.68      6.37       6.95      6.95        7.62
-----------------------------------------------------------------------------------------------------------------
10-year                                    7.22      6.70       6.47      6.47       6.96      6.96        7.29

Average annual total return as of 6/30/01 (%)

Share class                                      A                    B                    C                Z
-----------------------------------------------------------------------------------------------------------------
                                         without     with     without     with     without     with      without
                                          sales     sales      sales     sales      sales     sales       sales
                                         charge     charge    charge     charge    charge     charge     charge
-----------------------------------------------------------------------------------------------------------------
1-year                                    10.93      5.66      10.13      5.13      10.29      9.29       11.20
-----------------------------------------------------------------------------------------------------------------
5-year                                     6.67      5.64       5.88      5.56       6.18      6.18        6.80
-----------------------------------------------------------------------------------------------------------------
10-year                                    7.24      6.72       6.50      6.50       6.99      6.99        7.30

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class B and class C shares would have been lower.

--------------------------------------------------------------------------------
      30-DAY SEC YIELD (%)
      (UNAUDITED)

       Class A shares              4.98
       Class B shares              4.44
       Class C shares              4.59
       Class Z shares              5.48

       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE
       30-DAY SEC YIELD WOULD HAVE BEEN 4.44%
       FOR CLASS C SHARES.

       DISTRIBUTIONS DECLARED PER SHARE 9/1/00-8/31/01
       ($)
       CLASS A                     0.594
       CLASS B                     0.519
       CLASS C                     0.534
       CLASS Z                     0.619
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO MANAGERS' REPORT--
 LIBERTY FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------

Liberty Federal Securities Fund turned out strong performance for the year ended August 31, 2001, posting a total return of 12.12% for class A shares (without sales charge). The fund outperformed both its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index, which posted a total return of 11.48%, and its peers, the Lipper General U.S. Government Funds, which averaged 10.81%.(1) Falling interest rates and low inflation in the midst of a dramatically softening economy contributed to the fund's strong performance.

INTEREST RATES DECLINED

During the first half of the period, many investors began to anticipate a lowering interest rate environment. However, the Fed behaved cautiously during this time, fearful that low unemployment and a tightening labor market might lead to wage inflation. The market's continued downturn led to a severe decline in capital spending and further economic weakness. When the Fed began lowering the federal funds rate in January, long-term rates rose briefly due to fears that a rapid economic turnaround would trigger inflation.

The picture shifted dramatically during the second half of the period. The Fed's easing caused a substantial and fairly consistent decline in short-term rates. However, while capital spending slowed and layoffs were announced, the impact on the unemployment rate was negligible. Concerns that wage pressure might lead to inflation prevented long-term rates from falling as they had been, and the yield curve steepened once more. As the extent of the weakness in the economy became clear, however, inflation concerns began to diminish. Toward the end of the period, the market seemed to expect further easing and economic weakness, along with inflation levels that would be beneficial for bonds.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

INCREASED RATE SENSITIVITY BENEFITED FUND

Our strategy during the period focused on duration, or interest rate sensitivity, in order to capture declining rates. As interest rates continued to fall, we lengthened duration throughout the period in order to increase the fund's exposure to interest rates. As this fund is the more aggressive of our government funds and therefore maintains a longer average duration, we had ample opportunity to benefit from the strong gains posted by government bonds over the past year.

CONTINUED ECONOMIC WEAKNESS LIKELY

As we move toward 2002, we anticipate continued weakness in the economy. In the wake of the recent terrorist attacks, aggressive action from the Fed may create sufficient liquidity to see the US through this crisis. This stance, coupled with massive layoffs in the transportation and related industries, creates the potential for further interest rate reductions. Although a prolonged, steep yield curve is generally good for fixed-income securities, the fact remains that we have entered uncharted territory, which creates a great deal of uncertainty in the bond market and in the economy in general.

/s/ LESLIE W. FINNEMORE/s/ ANN T. PETERSON
LESLIE W. FINNEMORE                  ANN T. PETERSON

                           /S/ MICHAEL R. BISSONNETTE
                             MICHAEL R. BISSONNETTE

Leslie W. Finnemore, Ann T. Peterson and Michael R. Bissonnette are co-portfolio managers of Liberty Federal Securities Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the fund will fluctuate with changes in interest rates.

--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------
[MATURITY BREAKDOWN PIE CHART]

Less than one year                                                                2.10
1-5 years                                                                        59.20
5-10 years                                                                       18.00
10-20 years                                                                       9.90
Greater than 20 years                                                            10.80


Maturity breakdowns are calculated as a percentage of total net assets. Net other assets, cash, cash equivalents and any bonds with an average life of one year or less are included into the 0-1 year average life class. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these breakdowns in the future.

--------------------------------------------------------------------------------
SECTOR BREAKDOWN (%)
--------------------------------------------------------------------------------
[SECTOR BREAKDOWN BAR CHART]

                                                                       AS OF 8/31/01                      AS OF 8/31/00
                                                                       -------------                      -------------
FNMAs                                                                      30.50                              26.90
GNMAs                                                                       5.70                               8.30
Treasury Securities                                                        37.10                              34.00
FHLMCs                                                                      9.40                              15.80
Non-Agency MBS/ABS                                                         17.30                              15.00


Sector breakdowns are calculated as a percentage of total investments, excluding short-term obligations. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------

August 31, 2001

U.S. Government Agencies &
Obligations - 111.1%                               Par           Value
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 70.4%
FEDERAL FARM CREDIT BANK,
     6.400% 01/16/02                           $   250,000   $     252,695
                                                             -------------

FEDERAL HOME LOAN BANK:
     4.500% 04/25/03(a)                         40,113,000      40,526,565
     5.720% 08/25/03                               500,000         513,360
     7.590% 03/10/05                                50,000          54,672
                                                             -------------
                                                                41,094,597
                                                             -------------

FEDERAL HOME LOAN MORTGAGE CORP.:
     6.096% 02/01/18(b)                             68,495          68,995
     6.577% 11/01/18(b)                             79,710          79,945
     6.811% 05/01/18(b)                            268,931         272,249
     6.875% 01/15/05                            19,072,000      20,403,988
     7.391% 07/01/19(b)                            145,172         144,764
     7.500% 04/01/07-03/01/16                      474,748         490,291
     8.000% 06/01/03-04/01/17                    4,783,048       4,958,588
     8.500% 12/01/07-09/01/17                    1,092,582       1,162,485
     8.750% 12/01/05-05/01/09                      455,424         478,906
     9.000% 11/01/01-12/01/18                      847,830         905,551
     9.250% 11/01/08-10/01/19                    1,897,677       1,997,305
     9.500% 02/01/05-09/01/16                      627,553         672,836
     9.750% 04/01/09-09/01/16                      129,624         135,943
    10.000% 11/01/19                               231,920         258,247
    10.250% 01/01/09-07/01/16                      470,267         517,732
    10.500% 11/01/09-04/01/21                      891,671         994,018
    11.250% 09/01/05-12/01/15                      910,779       1,032,199
                                                             -------------
                                                                34,574,042
                                                             -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION:
     6.000% 05/01/08-05/01/26                   53,176,218      53,484,599
     6.250% 05/15/29(a)                          8,602,000       8,686,644
     6.375% 10/15/02(a)                         12,612,000      13,002,215
     6.391% 07/01/27(b)                             84,483          85,327
     6.500% 10/01/07-01/01/29                    3,219,422       3,241,752
     6.625% 09/15/09                            11,525,000      12,356,759
     6.750% 08/15/02                            24,444,000      25,188,809
     6.986% 06/01/20(b)                            136,512         137,323
     7.000% 11/01/07-11/01/23                    2,679,947       2,752,495
     7.121% 03/01/18(b)                            483,379         489,726
     7.250% 01/15/10                            33,250,000      37,042,495
     7.296% 08/01/19(b)                             97,917          98,427
     7.435% 11/01/19(b)                             58,941          59,273
     7.500% 12/01/06-10/01/23                    2,513,485       2,603,181
     7.583% 11/01/23(b)                             57,162          57,006
     7.614% 07/01/20(b)                             50,036          50,310
     7.998% 12/01/31(b)                            224,833         228,838
     8.000% 07/01/08-08/01/09                      819,139         860,113
     8.105% 12/01/17(b)                             39,347          39,537


                                                   Par           Value
--------------------------------------------------------------------------
     8.250% 02/01/08-06/01/08                  $   253,554   $     263,709
     8.366% 06/01/19(b)                             52,206          52,774
     8.500% 11/01/03-09/01/21                    2,191,697       2,333,456
     9.000% 06/01/07-08/01/21                    5,504,796       5,894,113
     9.500% 12/01/06                                 9,028           9,654
    10.000% 08/01/02-10/01/06                    1,523,893       1,648,182
    10.500% 07/01/10-02/01/16                    1,283,829       1,446,311
    11.000% 08/01/15-12/01/15                      303,523         343,834
    To Be Announced:
     7.000% 05/01/30(c)                         31,500,000      32,210,700
     7.500% 05/01/30(c)                         74,400,000      76,703,284
                                                             -------------
                                                               281,370,846
                                                             -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
     6.500% 06/01/23-01/15/29                    6,567,623       6,631,197
     6.875% 08/20/22(b)                             19,764          20,218
     7.000% 05/20/22(b)                            192,529         196,530
     7.000% 11/15/22-10/15/29                   30,600,385      31,384,367
     7.375% 06/20/23(b)                            154,618         157,928
     7.500% 02/15/07                                77,151          80,550
     8.000% 03/15/04-07/15/23                      895,663         932,348
     8.500% 06/15/17-11/20/22                      535,230         560,993
     8.750% 06/15/21-12/15/21                      627,073         659,794
     8.850% 09/15/18-09/15/20                    1,317,237       1,420,514
     9.000% 08/15/08-02/15/25                    5,994,832       6,333,437
     9.250% 06/15/16-12/15/21                    2,557,168       2,722,566
     9.500% 10/15/04-01/20/25                    2,516,775       2,660,517
    10.000% 01/15/02-07/20/18                    1,003,805       1,076,698
    10.250% 10/15/18                               120,761         132,761
    10.500% 12/15/02-11/15/16                    3,114,175       3,512,702
    10.625% 05/15/10                                18,630          21,023
    11.000% 12/15/09-03/15/21                    3,572,699       4,062,020
    11.250% 07/15/15-12/15/15                       68,202          76,727
    11.500% 03/15/10-01/15/21                    5,668,556       6,519,480
    11.750% 07/15/13-07/15/15                       85,602          97,693
    12.000% 07/15/11-02/20/16                    5,747,801       6,660,766
    12.250% 08/15/13-05/15/14                      317,089         363,464
    12.500% 01/15/10-10/15/15                    3,971,293       4,631,847
    12.750% 05/15/14                                41,749          48,377
    13.000% 01/15/11-01/15/16                    1,603,909       1,892,771
    13.500% 05/15/10-06/15/15                    1,032,580       1,231,714
    14.000% 06/15/11-03/15/12                       57,404          69,064
    14.500% 10/15/12                                15,499          18,841
    15.000% 09/15/11-09/15/12                       77,328          94,243
                                                             -------------
                                                                84,271,150
                                                             -------------

U.S. SMALL BUSINESS ADMINISTRATION:
     7.600% 01/01/12                             2,171,000       2,279,550
     8.200% 10/01/11                             1,946,589       2,048,177
     8.250% 11/01/11                             4,252,351       4,557,989

See notes to financial statements.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY INTERMEDIATE GOVERNMENT FUND (CONTINUED)
--------------------------------------------------------------------------------

August 31, 2001

U.S. Government Agencies &
Obligations (continued)                            Par           Value
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. SMALL BUSINESS ADMINISTRATION: (CONTINUED)
     8.650% 11/01/14                           $ 3,290,512   $   3,572,262
     8.850% 08/01/11                               534,550         568,965
     9.150% 07/01/11                             1,650,102       1,782,110
                                                             -------------
                                                                14,809,053
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES (cost of
$440,951,486)                                                  456,372,383
                                                             -------------
U.S. GOVERNMENT OBLIGATIONS - 40.7%
--------------------------------------------------------------------------
U.S. TREASURY BONDS:
     6.500% 02/15/10-11/15/26(a)(d)             48,739,000      54,233,897
     6.750% 08/15/26                             4,348,000       5,086,464
     6.875% 08/15/25(a)                          3,843,000       4,544,962
     7.125% 02/15/23(a)                         15,523,000      18,700,403
     7.875% 02/15/21(a)                         25,241,000      32,497,788
    10.750% 08/15/05(a)                            685,000         843,194
                                                             -------------
                                                               115,906,708
                                                             -------------
U.S. TREASURY NOTES:
     5.250% 08/15/03(a)                          1,822,000       1,876,095
     5.500% 01/31/03(a)                          1,600,000       1,643,744
     5.625% 11/30/02(a)                         52,106,000      53,473,783
     5.875% 11/15/05(a)                          9,105,000       9,642,741
     6.625% 04/30/02(a)                          1,560,000       1,592,666
     6.750% 05/15/05(a)                         22,987,000      24,922,965
     7.500% 02/15/05(a)                         29,857,000      33,024,529
     7.875% 11/15/04                            19,518,000      21,683,327
                                                             -------------
                                                               147,859,850
                                                             -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $252,430,613)       263,766,558
                                                             -------------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (cost of
  $693,382,099)                                                720,138,941
                                                             -------------

Short-Term Obligation - 4.9%                       Par           Value
--------------------------------------------------------------------------
Repurchase Agreement with SBC Warburg Ltd.,
  dated 08/31/01, due 09/04/01 at 3.650%,
  collateralized by U.S. Treasury Bonds with
  various maturities to 02/15/27, market
  value $33,026,895 (repurchase proceeds
  $31,977,964) (cost of $31,965,000)           $31,965,000   $  31,965,000
                                                             -------------
TOTAL INVESTMENTS (cost of $725,347,099)(e)                    752,103,941
                                                             -------------
Other Assets & Liabilities, Net - (16.0%)                     (104,096,831)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $ 648,007,110
                                                             -------------

NOTES TO INVESTMENT PORTFOLIO:

(a) All or a portion of these securities are out on loan.

(b) Interest rates on variable rate securities change periodically. The rates listed are as of August 31, 2001.

(c) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(d) This security, or a portion thereof, with a total market value of $10,412,063, is being used to collateralize open futures contracts.

(e) Cost for federal income tax purposes is $725,514,317.

Long futures contracts open at August 31, 2001:

                       PAR VALUE                  UNREALIZED
                       COVERED BY   EXPIRATION   APPRECIATION
        TYPE           CONTRACTS      MONTH      AT 08/31/01
        ----           ----------   ----------   ------------
10-YR U.S. T-Note      $7,700,000   December       $51,260
20-YR U.S. T-Bond      2,100,000    December        22,103
                                                   -------
                                                   $73,363
                                                   =======

See notes to financial statements.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------

August 31, 2001

U.S. Government Agencies &
Obligations - 92.7%                                Par           Value
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 51.1%
FEDERAL HOME LOAN MORTGAGE CORP:
     6.500% 04/01/29-06/01/29                  $23,304,071   $  23,420,592
     6.875% 01/15/05                            31,846,000      34,070,125
     7.500% 03/01/16                               228,474         234,398
     8.000% 04/01/07-05/01/16                    1,217,979       1,269,938
     8.500% 12/01/07-07/01/10                      846,049         900,179
     8.750% 03/01/04-02/01/10                      261,220         274,688
     9.000% 09/01/01-12/01/18                    1,882,979       2,001,629
     9.250% 10/01/08-11/01/10                    1,715,145       1,805,191
     9.500% 10/01/08-10/01/16                      745,077         798,804
     9.750% 11/01/08-09/01/16                      259,437         272,084
    10.000% 11/01/19                               231,920         258,247
    10.250% 09/01/09-11/01/13                      426,482         469,527
    10.500% 06/01/17-01/01/20                      713,302         794,883
    11.250% 10/01/03-07/01/15                      464,778         527,812
    11.500% 02/01/15                                48,849          55,775
    12.000% 09/01/13                                 3,546           4,032
                                                             -------------
                                                                67,157,904
                                                             -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
    6.000% 12/01/08-03/01/24                    22,670,869      22,867,319
    6.375% 10/15/02                              3,506,000       3,614,476
    6.500% 07/01/03-06/01/29                     4,045,468       4,067,912
    6.625% 09/15/09                             19,245,000      20,633,912
    6.750% 08/15/02                              8,658,000       8,921,809
    7.000% 07/01/10-02/01/27                     1,062,155       1,093,212
    7.250% 01/15/10                             29,550,000      32,920,473
    7.500% 08/01/02-12/01/23                     1,092,426       1,132,076
    8.000% 03/01/08-01/01/19                       969,071       1,017,835
    8.250% 05/01/08-09/01/11                       413,955         430,534
    8.500% 11/01/08-07/01/17                     1,603,991       1,707,737
    9.000% 06/01/07-08/01/21                     5,103,798       5,455,728
    9.500% 06/01/08-02/01/18                       605,570         641,962
    To Be Announced:
     7.000% 05/01/30(a)                         25,000,000      25,554,750
     7.500% 05/01/30(a)                         86,000,000      88,634,180
                                                             -------------
                                                               218,693,915
                                                             -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
     6.500% 06/15/23-02/15/29                    8,354,040       8,434,907
     7.000% 04/15/22-09/15/29                   20,191,315      20,708,665
     7.500% 04/15/06-03/15/07                      367,927         380,918
     8.000% 06/15/05-04/15/08                       24,137          25,193
     9.000% 08/15/08-09/15/17                    2,971,972       3,142,861
    10.000% 02/15/03                                 1,177           1,274
    10.500% 02/15/13-08/15/21                    4,270,793       4,819,290
    11.000% 01/15/10-02/15/10                        1,171           1,332
    11.500% 04/15/13-08/15/13                       13,873          15,967


                                                   Par           Value
--------------------------------------------------------------------------
    11.750% 07/15/13-09/15/15                  $    85,354   $      97,410
    12.000% 12/15/12-06/15/15                      220,040         255,039
    12.500% 04/15/10-11/15/14                    2,011,869       2,348,213
    13.000% 01/15/11-05/15/15                      793,658         937,255
                                                             -------------
                                                                41,168,324
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES (cost of
$314,239,233)                                                  327,020,143
                                                             -------------
U.S. GOVERNMENT OBLIGATIONS - 41.6%
--------------------------------------------------------------------------
U.S. TREASURY BONDS:
    5.500% 08/15/28(b)                          11,254,000      11,275,045
    6.750% 08/15/26                              8,540,000       9,990,434
    6.875% 08/15/25(b)                          15,406,000      18,220,060
    7.125% 02/15/23(b)                          21,129,000      25,453,895
    7.250% 08/15/22                             10,346,000      12,612,395
    7.875% 02/15/21(b)                          19,617,000      25,256,888
    8.750% 08/15/20(b)                          14,333,000      19,902,660
    8.875% 02/15/19(c)                          18,758,000      26,035,541
                                                             -------------
                                                               148,746,918
                                                             -------------
U.S. TREASURY NOTES:
    5.625% 11/30/02(b)                          44,000,000      45,155,000
    6.375% 08/15/02(b)                           9,665,000       9,938,326
    6.500% 02/15/10(b)                          28,356,000      31,488,487
    7.500% 02/15/05(b)                          19,889,000      21,999,024
    7.875% 11/15/04(c)                           7,647,000       8,495,358
                                                             -------------
                                                               117,076,195
                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $252,945,352)       265,823,113
                                                             -------------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (cost of
  $567,184,585)                                                592,843,256
                                                             -------------
Non-Agency Mortgage-Backed & Asset-Backed Securities - 19.5%
--------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 6.1%
Chase Mortgage Finance Corp.,
    7.750% 04/25/30                                578,974         596,917
Countrywide Home Loan:
    7.250% 09/25/29                              1,763,130       1,726,607
    8.000% 07/25/30                             10,099,622      10,697,578
Countrywide Mortgage Trust,
    7.600% 04/25/23                                630,475         630,475
CS First Boston Mortgage Securities Corp.,
    7.500% 06/01/20(d)                           4,627,343       4,750,893

See notes to financial statements.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

August 31, 2001

Non-Agency Mortgage-Backed &
Asset-Backed Securities
(continued)                                        Par           Value
--------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
First Boston Mortgage Securities Corp.,
    6.150% 09/28/13                            $   286,640   $     286,640
GE Capital Mortgage Services Inc.,
    8.000% 06/25/30                                736,427         746,093
Headlands Mortgage Securities, Inc.,
    7.750% 03/25/27                              5,136,208       5,473,271
Norwest Asset Securities Corp.:
    6.750% 05/25/28                              1,927,306       1,942,069
    7.000% 04/25/12                              2,095,075       2,153,840
PNC Mortgage Securities Corp.,
    7.000% 05/25/27                              2,083,709       2,092,106
Residential Asset Securitization Trust,
    7.500% 11/25/11                                929,400         949,264
Residential Funding Mortgage Securities Inc.,
    7.500% 12/25/29                              1,936,022       2,006,203
Structured Mortgage Asset Residential Trust,
    8.375% 06/25/08                                870,728         907,290
Washington Mutual:
    6.530% 01/25/40                              1,500,000       1,500,000
    6.930% 01/25/40                              2,500,000       2,500,000
                                                             -------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (cost of
  $37,057,095)                                                  38,959,246
                                                             -------------
ASSET-BACKED SECURITIES - 13.4%
--------------------------------------------------------------------------
Conseco Finance,
    8.383% 02/15/31                                300,000         301,097
Countrywide Asset-Backed Certificates:
    7.240% 04/25/28                              1,685,946       1,717,294
    8.450% 09/25/31                              1,500,000       1,503,984
    8.600% 03/31/31                              5,930,000       6,272,583
    9.000% 06/25/31                              6,000,000       6,339,375
    9.770% 03/25/31                              5,000,000       5,033,550
GMAC Mortgage Loan Trust,
    7.500% 11/25/30                              3,587,036       3,720,429
Green Tree Financial Corp.:
    7.320% 07/15/28                              4,487,507       4,728,711
    7.850% 08/15/25                              9,100,000       8,387,641


                                                   Par           Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Indymac Manufactured Housing Contract,
    6.970% 02/25/28                            $ 3,873,682   $   4,012,553
The Money Store Home Equity Trust,
    8.525% 06/15/25                              2,800,000       2,885,750
Preferred Mortgage Asset Trust,
    7.900% 05/25/12(d)                             955,259         987,200
Prudential Home Mortgage Securities,
    6.456% 12/28/08(d)                           1,016,714       1,027,406
Residential Accredited Loans, Inc.
    6.500% 05/25/29                              4,119,823       3,909,135
Saxon Asset Securities Trust:
    6.870% 01/25/30                              8,750,000       8,883,984
    8.370% 07/25/30                             11,449,000      11,964,205
    8.664% 07/25/30                             12,000,000      12,528,750
Tyron Mortgage Funding, Inc.,
    7.500% 02/20/27                              1,191,219       1,240,728
                                                             -------------
TOTAL ASSET-BACKED SECURITIES (cost of $83,013,630)             85,444,375
                                                             -------------

TOTAL NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES
  (cost of $120,070,725)                                       124,403,621
                                                             -------------
Short-Term Obligation - 5.1%
--------------------------------------------------------------------------
Repurchase Agreement with SBC Warburg Ltd.,
  dated 08/31/01, due 09/04/01 at 3.650%,
  collateralized by U.S. Treasury Bonds with
  various maturities to 02/15/27, market
  value $33,595,848 (repurchase proceeds
  $32,528,187) (cost of $32,515,000)            32,515,000      32,515,000
                                                             -------------
TOTAL INVESTMENTS (cost of $719,770,310)(e)                    749,761,877
                                                             -------------
Other Assets & Liabilities, Net - (17.3)%                     (110,227,586)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                          $ 639,534,291
                                                             ------------

See notes to financial statements.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO -- LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

August 31, 2001

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) All or a portion of these securities are out on loan.

(c) These securities, or a portion thereof, with a total market value of $34,530,899, are being used to collateralize open futures contracts.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2001, the value of these securities amounted to $6,765,499 or 1.1% of net assets.

(e) Cost for federal tax purposes is $719,792,404.

Long futures contracts open on August 31, 2001:

                    PAR VALUE                  UNREALIZED
                   COVERED BY    EXPIRATION   APPRECIATION
      TYPE          CONTRACTS      MONTH      AT 08/31/01
      ----         -----------   ----------   ------------
5-YR U.S. T-Note   $17,600,000   December       $47,113
20-YR U.S. T-Bond    2,100,000   December        22,033
                                                -------
                                                $69,146
                                                -------

Short futures contract open on August 31, 2001:

                    PAR VALUE                  UNREALIZED
                   COVERED BY    EXPIRATION   DEPRECIATION
      TYPE          CONTRACTS      MONTH      AT 08/31/01
      ----         -----------   ----------   ------------
10-YR U.S. T-Note  $13,000,000   December       $(88,028)
                                                --------

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

August 31, 2001

                                                                        LIGF                        LFSF
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                          $            725,347,099    $            719,770,310
                                                              ========================    ========================
Investments, at value                                         $            752,103,941    $            749,761,877
Cash                                                                               567                      25,511
Investments held as collateral for loaned securities                       202,448,687                 113,709,326
Receivable for:
  Investments sold                                                             303,097                     696,045
  Fund shares sold                                                           1,602,235                     962,016
  Interest                                                                   6,402,470                   4,330,539
  Variation margin on futures contracts                                             --                      11,936
Deferred Trustees' compensation plan                                             4,645                         697
Other assets                                                                    57,810                     121,325
                                                              ------------------------    ------------------------
    Total Assets                                                           962,923,452                 869,619,272
                                                              ========================    ========================
LIABILITIES:
Payable for:
  Collateral for loaned securities, at value                               202,448,687                 113,709,326
  Investments purchased on a delayed delivery basis                        108,381,718                 113,723,711
  Fund shares repurchased                                                    2,354,115                     720,130
  Distributions                                                              1,087,568                   1,345,655
  Management fee                                                               326,715                     319,140
  Transfer agent fee                                                           144,056                     130,640
  Bookkeeping fee                                                               19,535                      19,177
  Trustees' fee                                                                     --                      18,547
  Service fee -- Class A                                                        24,000                          --
  Variation margin on futures contracts                                         16,844                          --
  Deferred Trustees' fees                                                        4,645                         697
Other liabilities                                                              108,459                      97,958
                                                              ------------------------    ------------------------
    Total Liabilities                                                      314,916,342                 230,084,981
                                                              ------------------------    ------------------------
NET ASSETS                                                    $            648,007,110    $            639,534,291
                                                              ========================    ========================
COMPOSITION OF NET ASSETS:
Paid-in capital                                               $            776,087,379    $            774,080,894
Overdistributed net investment income                                         (679,901)                 (1,186,705)
Accumulated net realized loss                                             (154,230,573)               (163,332,583)
Net unrealized appreciation (depreciation) on:
  Investments                                                               26,756,842                  29,991,567
  Futures contracts                                                             73,363                     (18,882)
                                                              ------------------------    ------------------------
NET ASSETS                                                    $            648,007,110    $            639,534,291
                                                              ========================    ========================
Net asset value and redemption price per share -- Class A     $                   6.61(a) $                  10.61(a)
                                                              ========================    ========================
                                                              ($557,943,757/84,419,811)   ($577,808,600/54,439,847)
Maximum offering price per share -- Class A                   $                   6.94(b) $                  11.14(b)
                                                              ========================    ========================
                                                                         ($6.61/0.9525)             ($10.61/0.9525)
Net asset value and offering price per share -- Class B       $                   6.61(a) $                  10.61(a)
                                                              ========================    ========================
                                                               ($83,900,919/12,693,107)     ($55,365,237/5,216,513)
Net asset value and offering price per share -- Class C       $                   6.61(a) $                  10.61(a)
                                                              ========================    ========================
                                                                   ($5,906,413/893,682)        ($6,347,346/598,053)
Net asset value, offering price and redemption price per
  share -- Class Z                                            $                   6.61    $                  10.61
                                                              ========================    ========================
                                                                      ($256,021/38,728)             ($13,108/1,235)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended August 31, 2001

                                                                 LIGF           LFSF
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (including income on securities loaned of $367,136
  and $309,263, respectively)                                 $43,170,794    $42,889,020
Dollar roll fee income                                          1,313,161      1,618,006
                                                              -----------    -----------
  Total Investment Income                                      44,483,955     44,507,026
EXPENSES:
Management fee                                                  3,925,854      3,833,320
Service fee -- Class A                                          1,308,315      1,453,341
Service fee -- Class B                                            311,587        132,234
Service fee -- Class C                                             10,441         11,681
Distribution fee -- Class B                                       934,638        396,701
Distribution fee -- Class C                                        31,339         35,043
Transfer agent fee                                              1,617,104      1,444,599
Bookkeeping fee                                                   236,398        231,060
Trustees' fee                                                      29,265         21,833
Custody fee                                                       120,288         34,391
Legal fee                                                          10,732          9,779
Registration fee                                                   49,005         62,055
Audit fee                                                          37,254         37,372
Other expenses                                                     85,852         83,750
                                                              -----------    -----------
  Total Expenses                                                8,708,072      7,787,159
Fees waived by Distributor -- Class C                              (6,268)        (7,009)
                                                              -----------    -----------
  Net Expenses                                                  8,701,804      7,780,150
                                                              -----------    -----------
  Net Investment Income                                        35,782,151     36,726,876
                                                              -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS:
Net realized gain on:
  Investments                                                   5,041,343        966,185
  Futures contracts                                             2,906,013      3,618,235
                                                              -----------    -----------
     Net realized gain                                          7,947,356      4,584,420
Net change in unrealized appreciation/depreciation on:
  Investments                                                  24,783,675     33,064,357
  Futures contracts                                            (1,277,510)    (1,611,394)
                                                              -----------    -----------
     Net change in unrealized appreciation/depreciation        23,506,165     31,452,963
                                                              -----------    -----------
  Net Gain                                                     31,453,521     36,037,383
                                                              -----------    -----------
Increase in Net Assets from Operations                        $67,235,672    $72,764,259
                                                              ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      LIGF                              LFSF
                                                         ------------------------------    ------------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,
           INCREASE (DECREASE) IN NET ASSETS                 2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                    $  35,782,151    $  45,282,300    $  36,726,876    $  46,813,492
Net realized gain (loss) on investments and futures
  contracts                                                  7,947,356      (23,056,212)       4,584,420      (36,764,489)
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                         23,506,165       16,832,915       31,452,963       29,985,000
                                                         -------------    -------------    -------------    -------------
  Net Increase from Operations                              67,235,672       39,059,003       72,764,259       40,034,003
                                                         -------------    -------------    -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- Class A                      (28,321,104)     (29,837,423)     (33,416,321)     (42,602,709)
In excess of net investment income -- Class A                       --         (360,236)              --       (1,863,579)
Return of capital -- Class A                                        --         (552,967)              --         (617,929)
From net investment income -- Class B                       (5,923,009)     (12,783,822)      (2,652,375)      (3,819,778)
In excess of net investment income -- Class B                       --         (154,343)              --         (167,089)
Return of capital -- Class B                                        --         (236,918)              --          (55,404)
From net investment income -- Class C                         (198,131)        (139,016)        (238,158)        (293,493)
In excess of net investment income -- Class C                       --           (1,678)              --          (12,838)
Return of capital -- Class C                                        --           (2,576)              --           (4,257)
From net investment income -- Class Z                         (116,077)        (437,046)            (354)             (69)
In excess of net investment income -- Class Z                       --           (5,277)              --               (3)
Return of capital -- Class Z                                        --           (8,100)              --               (1)
                                                         -------------    -------------    -------------    -------------
  Total Distributions Declared to Shareholders             (34,558,321)     (44,519,402)     (36,307,208)     (49,437,149)
                                                         -------------    -------------    -------------    -------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                   301,227,404      103,062,812       49,220,341       24,592,608
Proceeds issued in connection with merger -- Class A        13,490,658               --               --               --
Distributions reinvested -- Class A                         17,734,677       18,965,484       18,014,892       23,606,038
Redemptions -- Class A                                    (266,374,294)    (190,519,868)    (105,240,352)    (138,812,636)
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class A                        66,078,445      (68,491,572)     (38,005,119)     (90,613,990)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class B                                    26,691,929       11,745,504       28,101,813        9,935,588
Proceeds issued in connection with merger -- Class B         7,830,746               --               --               --
Distributions reinvested -- Class B                          3,531,945        7,376,876        1,665,693        2,451,779
Redemptions -- Class B                                    (144,102,350)    (128,936,251)     (31,075,214)     (29,986,362)
                                                         -------------    -------------    -------------    -------------
  Net Decrease -- Class B                                 (106,047,730)    (109,813,871)      (1,307,708)     (17,598,995)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class C                                     8,631,527          457,174        4,795,998          979,556
Distributions reinvested -- Class C                            163,874          108,945          168,607          258,270
Redemptions -- Class C                                      (4,971,365)      (1,712,322)      (2,406,545)      (2,636,911)
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class C                         3,824,036       (1,146,203)       2,558,060       (1,399,085)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class Z                                     1,303,406          700,749           11,639               --
Distributions reinvested -- Class Z                            116,077          450,423              354               73
Redemptions -- Class Z                                      (7,776,387)      (2,018,757)              --               --
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class Z                        (6,356,904)        (867,585)          11,993               73
                                                         -------------    -------------    -------------    -------------
Net Decrease from Share Transactions                       (42,502,153)    (180,319,231)     (36,742,774)    (109,611,997)
                                                         -------------    -------------    -------------    -------------
Total Decrease in Net Assets                                (9,824,802)    (185,779,630)        (285,723)    (119,015,143)
                                                         -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                                        657,831,912      843,611,542      639,820,014      758,835,157
                                                         -------------    -------------    -------------    -------------
End of period                                            $ 648,007,110    $ 657,831,912    $ 639,534,291    $ 639,820,014
                                                         =============    =============    =============    =============
Overdistributed net investment income                    $    (679,901)   $  (1,247,131)   $  (1,186,705)   $  (2,088,231)
                                                         =============    =============    =============    =============

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                      LIGF                              LFSF
                                                         ------------------------------    ------------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,
                                                             2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Subscriptions -- Class A                                    46,598,412       16,578,781        4,730,239        2,469,026
Issued in connection with merger -- Class A                  2,065,951               --               --               --
Issued for distributions reinvested -- Class A               2,740,519        3,032,696        1,742,578        2,365,889
Redemptions -- Class A                                     (41,123,530)     (30,552,302)     (10,158,140)     (13,950,238)
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class A                        10,281,352      (10,940,825)      (3,685,323)      (9,115,323)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class B                                     4,107,574        1,887,508        2,697,587          995,261
Issued in connection with merger -- Class B                  1,199,195               --               --               --
Issued for distributions reinvested -- Class B                 547,662        1,167,034          161,119          244,542
Redemptions -- Class B                                     (22,405,586)     (20,652,542)      (3,006,935)      (3,008,414)
                                                         -------------    -------------    -------------    -------------
  Net Decrease -- Class B                                  (16,551,155)     (17,598,000)        (148,229)      (1,768,611)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class C                                     1,323,398           73,399          462,424           98,175
Issued for distributions reinvested -- Class C                  25,221           17,810           16,282           25,852
Redemptions -- Class C                                        (762,313)        (276,255)        (231,723)        (264,711)
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class C                           586,306         (185,046)         246,983         (140,684)
                                                         -------------    -------------    -------------    -------------

Subscriptions -- Class Z                                       196,864          110,449            1,099               --
Issued for distributions reinvested -- Class Z                  20,091           72,462               34                7
Redemptions -- Class Z                                      (1,197,117)        (322,470)              --               --
                                                         -------------    -------------    -------------    -------------
  Net Increase (Decrease) -- Class Z                          (980,162)        (139,559)           1,133                7
                                                         -------------    -------------    -------------    -------------

See notes to financial statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

August 31, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Intermediate Government Fund ("LIGF") is a series of Liberty Trust II and Liberty Federal Securities Fund ("LFSF") is a series of Liberty Trust III (the series collectively referred to as the "Funds") and are diversified portfolios. Liberty Trust II and Liberty Trust III are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open end management investment companies. LIGF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in U.S. government securities. LFSF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, as defined in the Fund's prospectus.

On February 9, 2001, the Liberty Short Term Government Fund merged into LIGF as follows:

           Mutual Fund
Shares     Net Assets      Unrealized
Issued      Received     Appreciation(1)
------     -----------   ---------------
3,265,146  $21,321,404       $72,856

Net Assets       Net Assets
of the Fund      of the Fund
prior to the  immediately after
combination      combination
------------  -----------------
$645,595,755    $666,917,159

---------------

(1) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed in the preparation of the Funds' financial statements.

SECURITY VALUATION AND TRANSACTIONS:

The Funds are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price. Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------

party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Funds maintain U.S. government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium and market discount are not amortized or accreted.

Effective September 1, 2001, the Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. Management of the Funds believes that the impact of adopting this principle will not be material to the financial statements.

SECURITIES LENDING:

The Funds may lend their securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At August 31, 2001, LIGF and LFSF loaned securities having a market value of $198,474,003 and $111,698,327, respectively, collateralized by securities issued by the U.S. Government and its agencies and cash which was invested in short-term instruments in the amount of $202,448,687 and $113,709,326, respectively.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fees for Class A, Class B and Class C shares and the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

The Funds intend to utilize provisions of the federal income tax law that allow them to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains.

At August 31, 2001, the Funds had capital loss carryforwards as follows:

                            Year of     Capital Loss
                           Expiration   Carryforward*
                           ----------   -------------
LIGF                          2002      $  7,248,466
                              2003        67,291,258
                              2004        32,580,328
                              2005        18,973,274
                              2007           287,185
                              2008        11,858,635
                              2009        15,616,545
                                        ------------
                                        $153,855,691
                                        ------------

                            Year of     Capital Loss
                           Expiration   Carryforward*
                           ----------   -------------
LFSF                          2002      $ 84,302,080
                              2004        21,929,352
                              2008        24,031,026
                              2009        29,849,094
                                        ------------
                                        $160,111,552
                                        ------------

---------------

* May be subject to limitations.

Of the LIGF loss carryforwards expiring in 2002 and 2008, $4,423,000 and $287,000, respectively, were acquired in mergers with Liberty Financial U.S. Government Securities Fund and Liberty Short Term Government Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following reclassifications have been made to the financial statements:

                          Increase (Decrease)
------------------------------------------------------------------------
                                         Overdistributed    Accumulated
                                          Net Investment    Net Realized
Fund                   Paid in Capital        Income        Gain (Loss)
----                   ---------------   ----------------   ------------
LIGF                     $4,840,983         $(656,600)      $(4,184,383)
LFSF                       (677,591)          482,856           194,735

These differences are primarily due to paydowns and expiring capital loss carryforwards. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

Additionally, the following net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Funds' next taxable year:

Fund                                   Capital Loss
----                                   ------------
LFSF                                    $1,976,408

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities for book and tax purposes and expired capital loss carryforwards. Permanent book and tax basis differences will result in reclassifications to capital accounts.

OTHER:

The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor"), an affiliate of Liberty Financial Companies, Inc. ("Liberty Financial"), is the investment Advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

LIGF                                       Annual
Average Net Assets                        Fee Rate
------------------                        --------
First $1 billion                            0.60%
Next $500 million                           0.55%
Over $1.5 billion                           0.50%

LFSF                                       Annual
Average Net Assets                        Fee Rate
------------------                        --------
First $1 billion                            0.60%
Next $1 billion                             0.55%
Next $1 billion                             0.50%
Over $3 billion                             0.40%

Liberty Financial, an intermediate parent of the Funds' investment advisor, has entered into an agreement with Fleet National Bank for the sale of Liberty Financial's asset management business, including each of the Liberty Financial affiliates. This proposed transaction may result in a change of control of the Funds' investment advisor and, therefore, an assignment of its existing investment advisory contract with the Funds. Liberty Financial has obtained approval of a new investment advisory contract by each Fund's Board of Trustees and shareholders. This contract is identical to the current contract in all material respects except for its effective and termination dates. The transaction is expected to be completed prior to the end of 2001.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Funds under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). Effective February 1, 2001, the Advisor pays fees to State Street under the Outsourcing Agreement.

During the period September 1, 2000 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Funds for a monthly fee equal to $27,000 annually plus 0.035% annually of the Funds' average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund an annual flat fee of $10,000, paid monthly, and in any month that each Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of each Fund for that month multiplied by a fee rate that is calculated by taking into account the fees

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of each Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of each Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is each Fund's principal underwriter. During the year ended August 31, 2001, each Fund has been advised that the Distributor retained net underwriting discounts on LIGF and LFSF of $586,658 and $417,174, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $21,243 and $94 on Class A share redemptions, $212,636 and $146,799 on Class B share redemptions, and $2,621 and $4,244, on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a service fee to the Distributor. The Funds each pay a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor. The Funds each pay a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually for LIGF and LFSF.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended August 31, 2001, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

                         Purchases          Sales
                       --------------   --------------
LIGF                   $1,399,192,925   $1,343,206,563
LFSF                   $1,517,560,630   $1,515,179,823

Unrealized appreciation (depreciation) at August 31, 2001, for federal income tax purposes was:

                            LIGF          LFSF
                         -----------   -----------
Gross unrealized
  appreciation           $27,733,956   $31,154,373
Gross unrealized
  depreciation            (1,144,332)   (1,184,900)
                         -----------   -----------
Net unrealized
  appreciation           $26,589,624   $29,969,473
                         ===========   ===========

OTHER:

The Funds may purchase or sell futures contracts and purchase and write options on futures and securities. The Funds will use these instruments to hedge against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates and/or market conditions and not for trading purposes. The Funds may also invest in these instruments for duration management. The use of futures contracts and options involves certain risks which include (1) the imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin, or option premium recorded in the Funds' Statement of Assets and Liabilities at any given time.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY INTERMEDIATE GOVERNMENT FUND
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                    YEAR ENDED AUGUST 31,
                                                   --------------------------------------------------------
CLASS A SHARES                                       2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   6.28    $   6.32    $   6.73    $   6.51    $   6.37
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.36(a)     0.40(b)     0.38        0.42        0.39
Net realized and unrealized gain (loss) on
  investments and futures contracts                    0.32       (0.05)      (0.42)       0.20        0.15
                                                   --------    --------    --------    --------    --------
     Total from Investment Operations                  0.68        0.35       (0.04)       0.62        0.54
                                                   --------    --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.35)      (0.38)      (0.37)      (0.38)      (0.40)
In excess of net investment income                       --       (0.00)(c)       --      (0.02)         --
Return of capital                                        --       (0.01)         --          --          --
                                                   --------    --------    --------    --------    --------
     Total Distributions Declared to Shareholders     (0.35)      (0.39)      (0.37)      (0.40)      (0.40)
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $   6.61    $   6.28    $   6.32    $   6.73    $   6.51
                                                   ========    ========    ========    ========    ========
Total return(d)                                      11.10%       5.77%     (0.70)%       9.87%       8.64%
                                                   ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                           1.18%       1.20%       1.15%       1.12%       1.13%
Net investment income(e)                              5.62%       6.35%       6.10%       6.02%       6.43%
Portfolio turnover rate                                218%         84%         62%        214%         61%
Net assets, end of period (000's)                  $557,944    $466,000(f) $537,000(f) $651,000(f) $731,000(f)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c)  Represents less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Rounded to the nearest thousand.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY INTERMEDIATE GOVERNMENT FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                      YEAR ENDED AUGUST 31,
                                                     -------------------------------------------------------
CLASS B SHARES                                        2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  6.28    $   6.32    $   6.73    $   6.51    $   6.37
                                                     -------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.31(a)     0.35(b)     0.33        0.37        0.34
Net realized and unrealized gain (loss) on
  investments and futures contracts                     0.32       (0.05)      (0.42)       0.20        0.15
                                                     -------    --------    --------    --------    --------
     Total from Investment Operations                   0.63        0.30       (0.09)       0.57        0.49
                                                     -------    --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.30)      (0.33)      (0.32)      (0.33)      (0.35)
In excess of net investment income                        --       (0.00)(c)       --      (0.02)         --
Return of capital                                         --       (0.01)         --          --          --
                                                     -------    --------    --------    --------    --------
     Total Distributions Declared to Shareholders      (0.30)      (0.34)      (0.32)      (0.35)      (0.35)
                                                     -------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  6.61    $   6.28    $   6.32    $   6.73    $   6.51
                                                     =======    ========    ========    ========    ========
Total return(d)                                       10.31%       4.98%     (1.44)%       9.03%       7.83%
                                                     =======    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                            1.93%       1.95%       1.90%       1.87%       1.88%
Net investment income(e)                               4.87%       5.60%       5.35%       5.27%       5.68%
Portfolio turnover rate                                 218%         84%         62%        214%         61%
Net assets, end of period (000's)                    $83,901    $184,000(f) $296,000(f) $395,000(f) $461,000(f)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c)  Represents less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Rounded to the nearest thousand.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY INTERMEDIATE GOVERNMENT FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                        YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------
CLASS C SHARES                                              2001      2000      1999       1998     1997(c)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 6.28    $ 6.32    $  6.73    $ 6.51    $  6.59
                                                           ------    ------    -------    ------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.33(a)   0.36(b)    0.34      0.38       0.03
Net realized and unrealized gain (loss) on investments and
  futures contracts                                          0.31     (0.05)     (0.42)     0.20      (0.08)
                                                           ------    ------    -------    ------    -------
     Total from Investment Operations                        0.64      0.31      (0.08)     0.58      (0.05)
                                                           ------    ------    -------    ------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.31)    (0.34)     (0.33)    (0.34)     (0.03)
In excess of net investment income                             --     (0.00)(d)      --    (0.02)        --
Return of capital                                              --     (0.01)        --        --         --
                                                           ------    ------    -------    ------    -------
     Total Distributions Declared to Shareholders           (0.31)    (0.35)     (0.33)    (0.36)     (0.03)
                                                           ------    ------    -------    ------    -------
NET ASSET VALUE, END OF PERIOD                             $ 6.61    $ 6.28    $  6.32    $ 6.73    $  6.51
                                                           ======    ======    =======    ======    =======
Total return(e)                                            10.46%(f)  5.14%(f) (1.29)%(f)  9.20%(f) (0.77)%(g)
                                                           ======    ======    =======    ======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(h)                                                 1.78%     1.80%      1.75%     1.72%      1.78%(i)
Net investment income(h)                                    5.02%     5.75%      5.50%     5.42%      5.85%(i)
Waiver/reimbursement                                        0.15%     0.15%      0.15%     0.15%         --
Portfolio turnover rate                                      218%       84%        62%      214%        61%(g)
Net assets, end of period (000's)                          $5,906    $2,000(j) $ 3,000(j) $1,000(j) $    --(k)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Class C Shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(d) Represents less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Distributor not waived a portion of the expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i) Annualized.
(j) Rounded to the nearest thousand.
(k) Rounds to less than one million.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY INTERMEDIATE GOVERNMENT FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                 YEAR ENDED AUGUST 31,
                                                             -----------------------------
CLASS Z SHARES                                                2001       2000      1999(c)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.28    $  6.32    $  6.76
                                                             -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.37(a)    0.41(b)    0.22
Net realized and unrealized gain (loss) on investments and
  futures contracts                                             0.33      (0.05)     (0.43)
                                                             -------    -------    -------
     Total from Investment Operations                           0.70       0.36      (0.21)
                                                             -------    -------    -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.37)     (0.39)     (0.23)
In excess of net investment income                                --      (0.00)(d)     --
Return of capital                                                 --      (0.01)        --
                                                             -------    -------    -------
     Total Distributions Declared to Shareholders              (0.37)     (0.40)     (0.23)
                                                             -------    -------    -------
NET ASSET VALUE, END OF PERIOD                               $  6.61    $  6.28    $  6.32
                                                             =======    =======    =======
Total return(e)                                               11.37%      6.03%    (3.31)%(f)
                                                             =======    =======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                                    0.93%      0.95%      0.92%(h)
Net investment income(g)                                       5.87%      6.60%      6.35%(h)
Portfolio turnover rate                                         218%        84%        62%(f)
Net assets, end of period (000's)                            $   256    $ 6,000(i) $ 7,000(i)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.
(d) Represents less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.
(i) Rounded to the nearest thousand.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY FEDERAL SECURITIES FUND
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                       YEAR ENDED AUGUST 31,                      YEAR ENDED
                                      --------------------------------------------------------    OCTOBER 31,
CLASS A SHARES                          2001        2000        1999        1998      1997(c)        1996
----------------------------------------------------------------------------------------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD  $  10.02    $  10.14    $  11.08    $  10.52    $  10.53    $    10.83
                                      --------    --------    --------    --------    --------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.60(a)     0.74(b)     0.70        0.71        0.58          0.70
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                               0.58       (0.14)      (0.97)       0.53       (0.04)        (0.30)
                                      --------    --------    --------    --------    --------    ----------
     Total from Investment Operations     1.18        0.60       (0.27)       1.24        0.54          0.40
                                      --------    --------    --------    --------    --------    ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income               (0.59)      (0.68)      (0.67)      (0.68)      (0.55)        (0.69)
In excess of net investment income          --       (0.03)         --          --          --            --
Return of capital                           --       (0.01)         --          --          --         (0.01)
                                      --------    --------    --------    --------    --------    ----------
     Total Distributions Declared to
       Shareholders                      (0.59)      (0.72)      (0.67)      (0.68)      (0.55)        (0.70)
                                      --------    --------    --------    --------    --------    ----------
NET ASSET VALUE, END OF PERIOD        $  10.61    $  10.02    $  10.14    $  11.08    $  10.52    $    10.53
                                      ========    ========    ========    ========    ========    ==========
Total return(d)                         12.12%       6.23%     (2.56)%      12.11%       5.31%(f)      3.88%
                                      ========    ========    ========    ========    ========    ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                              1.15%       1.17%       1.15%       1.14%       1.19%(g)      1.18%
Net investment income(e)                 5.82%       6.87%       6.58%       6.49%       6.71%(g)      6.62%
Portfolio turnover rate                   229%         96%         42%        356%         79%(f)       125%
Net assets, end of period (000's)     $577,809    $583,000(h) $682,000(h) $821,000(h) $888,000(h) $1,026,000(h)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Not annualized.
(g) Annualized.
(h) Rounded to the nearest thousand.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                         YEAR ENDED AUGUST 31,                   YEAR ENDED
                                          ---------------------------------------------------    OCTOBER 31,
CLASS B SHARES                             2001       2000       1999       1998      1997(c)       1996
---------------------------------------------------------------------------------------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.02    $ 10.14    $ 11.08    $ 10.52    $10.53       $ 10.83
                                          -------    -------    -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.52(a)    0.67(b)    0.62       0.63      0.52          0.62
Net realized and unrealized gain (loss)
  on investments and futures contracts       0.59      (0.14)     (0.97)      0.53     (0.04)        (0.30)
                                          -------    -------    -------    -------    -------      -------
     Total from Investment Operations        1.11       0.53      (0.35)      1.16      0.48          0.32
                                          -------    -------    -------    -------    -------      -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.52)     (0.61)     (0.59)     (0.60)    (0.49)        (0.61)
In excess of net investment income             --      (0.03)        --         --        --            --
Return of capital                              --      (0.01)        --         --        --         (0.01)
                                          -------    -------    -------    -------    -------      -------
     Total Distributions Declared to
       Shareholders                         (0.52)     (0.65)     (0.59)     (0.60)    (0.49)        (0.62)
                                          -------    -------    -------    -------    -------      -------
NET ASSET VALUE, END OF PERIOD            $ 10.61    $ 10.02    $ 10.14    $ 11.08    $10.52       $ 10.53
                                          =======    =======    =======    =======    =======      =======
Total return(d)                            11.32%      5.44%    (3.30)%     11.26%     4.66%(f)      3.11%
                                          =======    =======    =======    =======    =======      =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                 1.90%      1.92%      1.90%      1.89%     1.94%(g)      1.93%
Net investment income(e)                    5.07%      6.12%      5.83%      5.74%     5.96%(g)      5.87%
Portfolio turnover rate                      229%        96%        42%       356%       79%(f)       125%
Net assets, end of period (000's)         $55,365    $54,000(h) $72,000(h) $72,000(h) $64,000(h)   $73,000(h)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Not annualized.
(g) Annualized.
(h) Rounded to the nearest thousand.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                 YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------
                CLASS C SHARES                    2001        2000        1999        1998      1997(c)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  10.02    $  10.14    $  11.08    $  10.52    $  10.71
                                                --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.54(a)     0.68(b)     0.64        0.64        0.06
Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.58       (0.14)      (0.97)       0.53       (0.20)
                                                --------    --------    --------    --------    --------
  Total from Investment Operations                  1.12        0.54       (0.33)       1.17       (0.14)
                                                --------    --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.53)      (0.62)      (0.61)      (0.61)      (0.05)
In excess of net investment income                    --       (0.03)         --          --          --
Return of capital                                     --       (0.01)         --          --          --
                                                --------    --------    --------    --------    --------
  Total Distributions Declared to Shareholders     (0.53)      (0.66)      (0.61)      (0.61)      (0.05)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $  10.61    $  10.02    $  10.14    $  11.08    $  10.52
                                                ========    ========    ========    ========    ========
Total return(d)                                   11.47%(e)    5.60%(e)  (3.15)%(e)   11.43%(e)  (1.31)%(g)
                                                ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(f)                                        1.75%       1.77%       1.79%       1.74%       1.82%(h)
Net investment income(f)                           5.22%       6.27%       5.98%       5.89%       6.55%(h)
Waiver/reimbursement                               0.15%       0.15%       0.15%       0.15%          --
Portfolio turnover rate                             229%         96%         42%        356%         79%(g)
Net assets, end of period (000's)               $  6,347    $  4,000(i) $  5,000(i) $  1,000(i) $     --(j)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) Not annualized.
(h) Annualized.
(i) Rounded to the nearest thousand.
(j) Rounds to less than one million.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding
throughout each period is as follows:

                                                                    YEAR ENDED AUGUST 31,
                                                              ---------------------------------
                       CLASS Z SHARES                          2001         2000        1999(c)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.02      $ 10.14      $ 11.01
                                                              -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.63(a)      0.77(b)      0.48
Net realized and unrealized gain (loss) on investments and
  futures contracts                                              0.58        (0.14)       (0.89)
                                                              -------      -------      -------
  Total from Investment Operations                               1.21         0.63        (0.41)
                                                              -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.62)       (0.71)       (0.46)
In excess of net investment income                                 --        (0.03)          --
Return of capital                                                  --        (0.01)          --
                                                              -------      -------      -------
  Total Distributions Declared to Shareholders                  (0.62)       (0.75)       (0.46)
                                                              -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                $ 10.61      $ 10.02      $ 10.14
                                                              =======      =======      =======
Total return(d)                                                12.39%        6.50%      (3.77)%(f)
                                                              =======      =======      =======
RATIOS TO AVERAGE NET ASSETS:
Expenses(e)                                                     0.90%        0.92%        0.91%(h)
Net investment income(e)                                        6.07%        7.12%        7.19%(h)
Portfolio turnover rate                                          229%          96%          42%(f)
Net assets, end of period (000's)                             $    13      $     1      $    --(g)

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f) Not annualized.
(g) Rounds to less than one million.
(h) Annualized.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY TRUST II AND THE SHAREHOLDERS OF
LIBERTY INTERMEDIATE GOVERNMENT FUND AND THE
TRUSTEES OF LIBERTY TRUST III AND THE SHAREHOLDERS OF
LIBERTY FEDERAL SECURITIES FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Intermediate Government Fund (a series of Liberty Trust II) and Liberty Federal Securities Fund (a series of Liberty Trust III) (collectively, the "Funds") at August 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2001

--------------------------------------------------------------------------------
 UNAUDITED INFORMATION
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 17, 2000, a Special Meeting of Shareholders of LIGF and LFSF was held to elect eleven Trustees. On September 29, 2000, the record date for the Meeting, LIGF and LFSF had shares outstanding of 104,521,268 and 63,440,308, respectively. The votes cast were as follows:

                                                                          AUTHORITY
LIGF                                                         FOR          WITHHELD
----                                                      ----------      ---------
TO ELECT A BOARD OF TRUSTEES:
Douglas Hacker                                            52,579,489       488,869
Janet Langford Kelly                                      52,565,304       503,054
Richard W. Lowry                                          52,582,804       485,554
Salvatore Macera                                          52,563,561       504,797
William E. Mayer                                          52,570,832       497,526
Charles R. Nelson                                         52,586,593       481,765
John J. Neuhauser                                         52,583,304       485,054
Joseph R. Palombo                                         52,559,841       508,517
Thomas E. Stitzel                                         52,575,137       493,221
Thomas C. Theobald                                        52,581,496       486,862
Anne-Lee Verville                                         52,567,810       500,548

                                                                          AUTHORITY
LFSF                                                         FOR          WITHHELD
----                                                      ----------      ---------
TO ELECT A BOARD OF TRUSTEES:
Douglas Hacker                                            37,192,693       564,625
Janet Langford Kelly                                      37,181,334       575,984
Richard W. Lowry                                          37,196,707       560,611
Salvatore Macera                                          37,178,266       579,052
William E. Mayer                                          37,196,863       560,455
Charles R. Nelson                                         37,191,449       565,869
John J. Neuhauser                                         37,187,965       569,353
Joseph R. Palombo                                         37,191,680       565,638
Thomas E. Stitzel                                         37,198,251       559,067
Thomas C. Theobald                                        37,203,940       553,378
Anne-Lee Verville                                         37,193,042       564,276

FEDERAL INCOME TAX INFORMATION

The following average of each Fund's investments, as of each quarter, were in direct obligations of the U.S. Treasury:

LIGF                    42%
LFSF                    37%

The following approximations of each Fund's distributions (35% of gross income) were derived from interest on direct investments in U.S. Treasury bonds, notes and bills:

LIGF                    45%
LFSF                    43%

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
Trustees & Transfer Agent
--------------------------------------------------------------------------------

Douglas A. Hacker
Executive Vice President and Chief Financial Officer of UAL,
Inc. (formerly Senior Vice President and Chief Financial
Officer of UAL, Inc.)

Janet Langford Kelly
Executive Vice President-Corporate Development and
Administration, General Counsel and Secretary, Kellogg Company
(formerly Senior Vice President, Secretary and General
Counsel, Sara Lee Corporation)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President and
Director of Itek Corp.)

William E. Mayer
Managing Partner, Park Avenue Equity Partners (formerly
Founding Partner, Development Capital LLC; Dean and
Professor, College of Business and Management, University of
Maryland)

Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)


Thomas C. Theobald
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

Anne-Lee Verville
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report
The Transfer Agent for each of the Liberty Government Funds is:

Liberty Funds Services, Inc. P.O.
Box 1722 Boston, MA  02105-1722
800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of each of the Liberty Government Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Government Funds

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                              GIVE ME LIBERTY.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's savings for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse familty of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however your define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

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Liberty Government Funds Annual Report, August 31, 2001

[LOGO] LIBERTY
      -----------------
                  FUNDS

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


Liberty Funds Distributor, Inc. (c)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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